DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Derivative Instruments and Hedging Activities
Schedule of notional principal amounts of the outstanding derivative instruments and credit risk

The following table shows the notional principal amounts of our outstanding derivative instruments as of December 31, 2012 and September 30, 2012 (in thousands):

	Notional principal
	December 31, 2012	September 30, 2012

Instruments designated as accounting hedges:
Foreign currency forwards	$393,902	$382,500
Forward starting swap	58,415	58,415
Instruments not designated as accounting hedges:
Foreign currency forwards	8,511	5,945

The following table shows the notional principal amounts of our outstanding derivative instruments as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

	September 30,
	2012	2011	2010	2009

Instruments designated as accounting hedges:
Foreign currency forwards	$382,500	$290,400	$232,500	$148,300
Forward starting swap	58,415	—	—	—
Instruments not designated as accounting hedges:
Foreign currency forwards	5,945	3,644	7,794	8,148

Schedule of fair value of derivative financial instruments

The table below presents the fair value of our derivative financial instruments that qualify for hedge accounting as well as their classification on the consolidated balance sheets as of December 31, 2012 and September 30, 2012 (in thousands):

		Fair value
	Balance sheet location	December 31, 2012	September 30, 2012

Asset derivatives:
Foreign currency forwards	Other current assets	$2,552	$3,779
Foreign currency forwards	Other noncurrent assets	2,612	3,713

		$5,164	$7,492

Liability derivatives:
Foreign currency forwards	Other current liabilities	$5,564	$6,839
Foreign currency forwards	Other noncurrent liabilities	3,831	6,407
Forward starting swap	Other noncurrent liabilities	473	91

Total		$9,868	$13,337

The table below presents the fair value of the Company's derivative financial instruments that qualify for hedge accounting as well as their classification on the consolidated balance sheets as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

		Fair value
	Balance sheet location	September 30, 2012	September 30, 2011	September 30, 2010	September 30, 2009

Asset derivatives:
Foreign currency forwards	Other current assets	$3,779	$7,466	$11,428	$18,106
Foreign currency forwards	Other non-current assets	3,713	—	—	—

		$7,492	$7,466	$11,428	$18,106

Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,839	$7,522	$3,193	$17,933
Foreign currency forwards	Other non-current liabilities	6,407	6,164	4,748	—
Forward starting swap	Other non-current liabilities	91	—	—	—

Total		$13,337	$13,686	$7,941	$17,933

Schedule of gains and losses recognized in OCI on derivative financial instruments designated as cash flow hedges

The tables below present gains and losses recognized in other comprehensive income (OCI) for the three months ended December 31, 2012 and 2011 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	December 31, 2012		December 31, 2011
Derivative type	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings— effective portion	Gains (losses) recognized in OCI	Gains (losses) reclassified into earnings— effective portion

Foreign currency forwards	$(457)	$(2,072)	$(4,949)	$(3,165)
Forward starting swap	(473)	—	—	—

The tables below present gains and losses recognized in OCI for the years ended September 30, 2012, 2011, 2010 and 2009 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	September 30, 2012		September 30, 2011		September 30, 2010		September 30, 2009
Derivative type	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion

Forward currency forwards	$152	$(4,309)	$(5,618)	$3,420	$1,483	$1,838	$112	$53
Forward starting swap	91	—	—	—	—	—	—	—